REPURCHASE OF SHARES	12 Months Ended
Dec. 31, 2014
REPURCHASE OF SHARES
REPURCHASE OF SHARES

13.REPURCHASE OF SHARES

On June 20, 2014, the Company’s shareholders resolved to increase the size of a share repurchase program originally approved by shareholders on September 30, 2008 from US$25,000 to US$75,000. The share repurchases may be made on the open market, in block trades or otherwise and is subject to the Company’s memorandum and articles of association, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. The program does not have an expiration date and may be suspended or discontinued at any time.

For the year ended December 31, 2014, the Company repurchased 799,293 ADSs for a total consideration of RMB153,684 (US$24,769), including transaction fees, from the open market. In addition, the Company received 76,000 ADSs from the early settlement of some shares related to the zero-strike call options. All of the shares repurchased and received from early settlement were retired. See Note 2(u).